Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 102,223,000,000		$ 80,296,000,000
Changes in value on the recognition of inflation effects	(1,590,000,000)	$ (81)	(2,411,000,000)	$ 36,000,000
Ending balance	116,712,000,000	$ 5,943	102,223,000,000	80,296,000,000
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	163,443,000,000		124,678,000,000	116,586,000,000
Additions	20,838,000,000		19,083,000,000	17,485,000,000
Additions from business acquisitions	17,509,000,000		3,288,000,000	2,013,000,000
Changes in fair value of past acquisitions			250,000,000
Transfer (to)/from assets classified as held for sale	(100,000,000)		(36,000,000)	(10,000,000)
Disposals	(5,236,000,000)		(3,959,000,000)	(4,440,000,000)
Effects of changes in foreign exchange rates	(10,306,000,000)		12,751,000,000	(9,634,000,000)
Changes in value on the recognition of inflation effects	5,124,000,000		7,364,000,000	2,621,000,000
Venezuela deconsoldiation effect	(4,328,000,000)
Capitalization of borrowing costs			24,000,000	57,000,000
Ending balance	186,944,000,000		163,443,000,000	124,678,000,000
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(61,220,000,000)		(44,382,000,000)	(40,957,000,000)
Depreciation for the year	(15,613,000,000)		(12,076,000,000)	(9,761,000,000)
Transfer (to)/from assets classified as held for sale	51,000,000		16,000,000
Disposals	4,256,000,000		3,505,000,000	3,471,000,000
Effects of changes in foreign exchange rates	3,007,000,000		(5,729,000,000)	4,165,000,000
Changes in value on the recognition of inflation effects	(2,299,000,000)		(2,554,000,000)	(1,300,000,000)
Venezuela deconsoldiation effect	2,684,000,000
Venezuela impairment	(1,098,000,000)
Ending balance	(70,232,000,000)		(61,220,000,000)	(44,382,000,000)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,182,000,000		7,569,000,000
Ending balance	13,589,000,000		9,182,000,000	7,569,000,000
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,182,000,000		7,569,000,000	7,211,000,000
Additions	465,000,000		328,000,000	675,000,000
Additions from business acquisitions	5,115,000,000		163,000,000	30,000,000
Changes in fair value of past acquisitions			50,000,000
Transfer of completed projects in progress	6,000,000		46,000,000	59,000,000
Disposals	(144,000,000)		(88,000,000)	(56,000,000)
Effects of changes in foreign exchange rates	(1,018,000,000)		260,000,000	(595,000,000)
Changes in value on the recognition of inflation effects	527,000,000		854,000,000	245,000,000
Venezuela deconsoldiation effect	(544,000,000)
Ending balance	13,589,000,000		9,182,000,000	7,569,000,000
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,988,000,000		14,193,000,000
Ending balance	19,921,000,000		18,988,000,000	14,193,000,000
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,541,000,000		17,951,000,000	15,791,000,000
Additions	1,474,000,000		877,000,000	1,688,000,000
Additions from business acquisitions	1,634,000,000		763,000,000	251,000,000
Transfer of completed projects in progress	676,000,000		1,039,000,000	1,289,000,000
Disposals	(588,000,000)		(202,000,000)	(219,000,000)
Effects of changes in foreign exchange rates	(1,964,000,000)		2,643,000,000	(1,352,000,000)
Changes in value on the recognition of inflation effects	1,016,000,000		1,470,000,000	503,000,000
Venezuela deconsoldiation effect	(817,000,000)
Ending balance	25,972,000,000		24,541,000,000	17,951,000,000
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,553,000,000)		(3,758,000,000)	(3,726,000,000)
Depreciation for the year	(887,000,000)		(734,000,000)	(515,000,000)
Transfer (to)/from assets classified as held for sale	44,000,000
Disposals	40,000,000		132,000,000	172,000,000
Effects of changes in foreign exchange rates	518,000,000		(600,000,000)	498,000,000
Changes in value on the recognition of inflation effects	(437,000,000)		(593,000,000)	(187,000,000)
Venezuela deconsoldiation effect	481,000,000
Venezuela impairment	(257,000,000)
Ending balance	(6,051,000,000)		(5,553,000,000)	(3,758,000,000)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40,104,000,000		31,236,000,000
Ending balance	45,994,000,000		40,104,000,000	31,236,000,000
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	70,367,000,000		53,685,000,000	50,519,000,000
Additions	6,150,000,000		6,499,000,000	5,122,000,000
Additions from business acquisitions	5,988,000,000		1,521,000,000	870,000,000
Changes in fair value of past acquisitions			85,000,000
Transfer of completed projects in progress	3,073,000,000		2,445,000,000	3,251,000,000
Transfer (to)/from assets classified as held for sale	(42,000,000)		(36,000,000)	(10,000,000)
Disposals	(3,147,000,000)		(2,461,000,000)	(2,694,000,000)
Effects of changes in foreign exchange rates	(2,817,000,000)		5,858,000,000	(4,330,000,000)
Changes in value on the recognition of inflation effects	2,030,000,000		2,710,000,000	957,000,000
Venezuela deconsoldiation effect	(1,300,000,000)
Capitalization of borrowing costs			61,000,000
Ending balance	80,302,000,000		70,367,000,000	53,685,000,000
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(30,263,000,000)		(22,449,000,000)	(21,382,000,000)
Depreciation for the year	(6,928,000,000)		(5,737,000,000)	(4,864,000,000)
Transfer (to)/from assets classified as held for sale	7,000,000		16,000,000
Disposals	3,125,000,000		2,101,000,000	2,001,000,000
Effects of changes in foreign exchange rates	437,000,000		(3,093,000,000)	2,222,000,000
Changes in value on the recognition of inflation effects	(1,031,000,000)		(1,101,000,000)	(426,000,000)
Venezuela deconsoldiation effect	1,186,000,000
Venezuela impairment	(841,000,000)
Ending balance	(34,308,000,000)		(30,263,000,000)	(22,449,000,000)
Refrigeration equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,255,000,000		6,588,000,000
Ending balance	8,469,000,000		8,255,000,000	6,588,000,000
Refrigeration equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,978,000,000		12,592,000,000	12,466,000,000
Additions	389,000,000		73,000,000	851,000,000
Additions from business acquisitions	482,000,000		105,000,000
Transfer of completed projects in progress	1,967,000,000		1,978,000,000	1,168,000,000
Disposals	(800,000,000)		(574,000,000)	(972,000,000)
Effects of changes in foreign exchange rates	(1,523,000,000)		1,953,000,000	(1,216,000,000)
Changes in value on the recognition of inflation effects	689,000,000		851,000,000	295,000,000
Venezuela deconsoldiation effect	(717,000,000)
Ending balance	17,465,000,000		16,978,000,000	12,592,000,000
Refrigeration equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,723,000,000)		(6,004,000,000)	(6,644,000,000)
Depreciation for the year	(2,186,000,000)		(1,723,000,000)	(1,184,000,000)
Disposals	683,000,000		672,000,000	946,000,000
Effects of changes in foreign exchange rates	1,157,000,000		(1,147,000,000)	1,044,000,000
Changes in value on the recognition of inflation effects	(553,000,000)		(521,000,000)	(166,000,000)
Venezuela deconsoldiation effect	626,000,000
Ending balance	(8,996,000,000)		(8,723,000,000)	(6,004,000,000)
Returnable bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,677,000,000		4,273,000,000
Ending balance	8,109,000,000		5,677,000,000	4,273,000,000
Returnable bottles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,943,000,000		11,651,000,000	9,402,000,000
Additions	3,201,000,000		2,236,000,000	1,655,000,000
Additions from business acquisitions	3,324,000,000		23,000,000
Transfer of completed projects in progress	558,000,000		779,000,000	662,000,000
Disposals	(193,000,000)		(139,000,000)	(103,000,000)
Effects of changes in foreign exchange rates	(1,216,000,000)		1,271,000,000	(266,000,000)
Changes in value on the recognition of inflation effects	(2,000,000)		122,000,000	301,000,000
Venezuela deconsoldiation effect	(83,000,000)
Ending balance	21,532,000,000		15,943,000,000	11,651,000,000
Returnable bottles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,266,000,000)		(7,378,000,000)	(5,205,000,000)
Depreciation for the year	(3,365,000,000)		(2,235,000,000)	(1,984,000,000)
Disposals	103,000,000		227,000,000	80,000,000
Effects of changes in foreign exchange rates	93,000,000		(847,000,000)	167,000,000
Changes in value on the recognition of inflation effects	(44,000,000)		(33,000,000)	(436,000,000)
Venezuela deconsoldiation effect	56,000,000
Ending balance	(13,423,000,000)		(10,266,000,000)	(7,378,000,000)
Investments in Fixed Assets in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,978,000,000		5,815,000,000
Ending balance	7,390,000,000		6,978,000,000	5,815,000,000
Investments in Fixed Assets in Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,978,000,000		5,815,000,000	7,872,000,000
Additions	8,878,000,000		8,667,000,000	6,942,000,000
Additions from business acquisitions	821,000,000		45,000,000
Transfer of completed projects in progress	(8,572,000,000)		(8,493,000,000)	(8,143,000,000)
Disposals			(2,000,000)
Effects of changes in foreign exchange rates	(720,000,000)		569,000,000	(1,004,000,000)
Changes in value on the recognition of inflation effects	226,000,000		415,000,000	91,000,000
Venezuela deconsoldiation effect	(221,000,000)
Capitalization of borrowing costs			(38,000,000)	57,000,000
Ending balance	7,390,000,000		6,978,000,000	5,815,000,000
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,812,000,000		10,096,000,000
Ending balance	12,710,000,000		11,812,000,000	10,096,000,000
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,368,000,000		14,488,000,000	12,250,000,000
Additions	57,000,000		36,000,000	41,000,000
Additions from business acquisitions	145,000,000		668,000,000	862,000,000
Changes in fair value of past acquisitions			115,000,000
Transfer of completed projects in progress	2,295,000,000		2,206,000,000	1,714,000,000
Disposals	(352,000,000)		(474,000,000)	(356,000,000)
Effects of changes in foreign exchange rates	153,000,000		329,000,000	(23,000,000)
Ending balance	19,666,000,000		17,368,000,000	14,488,000,000
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,556,000,000)		(4,392,000,000)	(3,614,000,000)
Depreciation for the year	(1,562,000,000)		(1,447,000,000)	(1,071,000,000)
Disposals	300,000,000		364,000,000	270,000,000
Effects of changes in foreign exchange rates	(138,000,000)		(81,000,000)	22,000,000
Changes in value on the recognition of inflation effects				1,000,000
Ending balance	(6,956,000,000)		(5,556,000,000)	(4,392,000,000)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,227,000,000		526,000,000
Capitalization of borrowing costs	0		61,000,000	57,000,000
Ending balance	530,000,000		1,227,000,000	526,000,000
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,086,000,000		927,000,000	1,075,000,000
Additions	224,000,000		367,000,000	511,000,000
Transfer of completed projects in progress	(3,000,000)
Transfer (to)/from assets classified as held for sale	(58,000,000)
Disposals	(12,000,000)		(19,000,000)	(40,000,000)
Effects of changes in foreign exchange rates	(1,201,000,000)		(132,000,000)	(848,000,000)
Changes in value on the recognition of inflation effects	638,000,000		942,000,000	229,000,000
Venezuela deconsoldiation effect	(646,000,000)
Capitalization of borrowing costs			1,000,000
Ending balance	1,028,000,000		2,086,000,000	927,000,000
Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(859,000,000)		(401,000,000)	(386,000,000)
Depreciation for the year	(685,000,000)		(200,000,000)	(143,000,000)
Disposals	5,000,000		9,000,000	2,000,000
Effects of changes in foreign exchange rates	940,000,000		39,000,000	212,000,000
Changes in value on the recognition of inflation effects	(234,000,000)		(306,000,000)	(86,000,000)
Venezuela deconsoldiation effect	335,000,000
Ending balance	$ (498,000,000)		$ (859,000,000)	$ (401,000,000)

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3